Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.4%
COOF Securitization Trust Ltd., Interest Only STRIPS
2.89% (A), 06/25/2040 (B)	$ 25,056	$ 1,571
Federal Farm Credit Banks Funding Corp.
1.65%, 07/23/2035	5,000,000	3,915,834
2.10%, 02/25/2036	1,525,000	1,232,557
2.35%, 03/10/2036	2,660,000	2,175,532
2.50%, 04/14/2036	4,647,000	3,883,658
2.75%, 02/02/2037	3,831,000	3,227,093
Federal Home Loan Banks
1.93%, 02/11/2036	3,000,000	2,339,569
2.09%, 02/22/2036	4,510,000	3,642,551
Federal Home Loan Mortgage Corp.
2.50%, 02/01/2051 - 04/01/2052	10,875,308	9,216,861
3.00%, 11/01/2051 - 05/01/2052	1,456,543	1,287,078
3.50%, 01/01/2032 - 07/01/2052	1,475,435	1,384,965
4.50%, 09/01/2052 - 09/01/2053	7,637,749	7,405,853
5.00%, 05/01/2040 - 12/01/2055	20,550,262	20,397,612
5.50%, 12/01/2052 - 12/01/2055	15,448,288	15,589,644
6.00%, 06/01/2053 - 10/01/2055	18,538,033	19,105,862
1-Year CMT + 2.25%, 6.18% (A), 02/01/2036	6,235	6,398
1-Year RFUCC Treasury + 1.85%, 6.35% (A), 07/01/2040	10,417	10,814
1-Year CMT + 2.43%, 6.47% (A), 12/01/2031	4,101	4,178
6.50%, 09/01/2037 - 11/01/2037	2,453	2,471
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
1-Month SOFR Average + 1.65%, 5.31% (A), 07/25/2045 (B)	307,196	306,883
Federal Home Loan Mortgage Corp. REMICS
2.50%, 12/25/2047	2,662,618	2,398,128
5.00%, 04/25/2036 - 08/25/2036	1,325,488	1,338,204
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (A), 05/15/2041	29,829	28,935
5.60% (A), 10/15/2038	5,991	6,174
(4.44) * 1-Month SOFR Average + 23.93%, 7.61% (A), 06/15/2035	19,440	20,323
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 2.58% (A), 10/15/2037	86,984	7,303
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	56,314	48,115
Federal National Mortgage Association
2.50%, 08/01/2050 - 05/01/2052	9,673,178	8,241,051
3.00%, 04/01/2051 - 07/01/2060	29,103,573	25,717,401
3.50%, 08/01/2032 - 10/01/2050	4,590,252	4,273,116
5.00%, 07/01/2052 - 01/01/2056	14,091,935	13,955,939
5.50%, 12/01/2052 - 01/01/2059	18,372,721	18,607,597
6.00%, 07/01/2027 - 09/01/2054	8,027,532	8,239,196
7.00%, 11/01/2037	8,316	8,475
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 0.95%, 4.61% (A), 09/25/2045 (B)	$ 227,082	$ 226,753
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	4,026,967	3,595,579
5.00%, 01/25/2046	1,013,849	1,035,267
5.25%, 05/25/2052	459,178	461,700
5.50%, 11/25/2033	418,162	424,380
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 2.75% (A), 01/25/2041	85,254	9,150
(1.00) * 1-Month SOFR Average + 6.49%, 2.82% (A), 08/25/2035 - 06/25/2036	71,455	7,378
(1.00) * 1-Month SOFR Average + 6.59%, 2.92% (A), 03/25/2036	76,137	6,862
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	341,017	262,703
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032	4,670	4,320
Federal National Mortgage Association- ACES, Interest Only STRIPS
1.83% (A), 11/25/2033	2,303,438	132,900
1.93% (A), 07/25/2030	2,342,172	107,080
1.99% (A), 11/25/2028	1,474,616	49,821
Government National Mortgage Association
2.00%, 04/20/2052	5,823,162	4,813,258
3.00%, 08/20/2052 - 02/20/2055	7,656,230	6,853,637
4.00%, 10/20/2052	1,807,119	1,711,910
4.50%, 02/20/2055	2,363,284	2,284,654
5.00%, 08/20/2052 - 09/20/2052	2,719,306	2,709,566
5.50%, 11/20/2052 - 09/20/2054	8,486,875	8,626,804
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,093	5,836
3.50%, 10/20/2051	1,026,876	983,974
3.99% (A), 11/16/2042	54,341	52,367
1-Month Term SOFR + 0.56%, 4.23% (A), 03/20/2060 - 05/20/2062	3,694	3,678
1-Month Term SOFR + 0.66%, 4.33% (A), 04/20/2062 - 07/20/2062	335	335
1-Month Term SOFR + 0.76%, 4.43% (A), 05/20/2061	59	59
1-Month Term SOFR + 1.11%, 4.78% (A), 12/20/2066	71,812	72,269
5.00%, 04/20/2041	315,740	316,084
5.14% (A), 07/20/2060	382	383
(3.50) * 1-Month Term SOFR + 22.87%, 10.01% (A), 04/20/2037	10,929	11,529
Government National Mortgage Association REMICS, Interest Only STRIPS
1.86% (A), 06/20/2067	764,174	19,382
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month Term SOFR + 6.49%, 2.81% (A), 05/20/2041	$ 24,214	$ 1,490
7.50%, 04/20/2031	136	7
Government National Mortgage Association REMICS, Principal Only STRIPS
01/20/2038	3,852	3,127
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.91% (A), 08/25/2038 (B)	86,999	1,218
1.67% (A), 03/25/2039 (B)	78,853	1,801
3.17% (A), 04/25/2040 (B)	23,505	1,155
Resolution Funding Corp., Principal Only STRIPS
04/15/2030	400,000	339,511
Tennessee Valley Authority
4.25%, 09/15/2065 (C)	264,000	217,157
4.63%, 09/15/2060	155,000	136,503
5.88%, 04/01/2036	874,000	968,897
Tennessee Valley Authority, Interest Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	915,319
Total U.S. Government Agency Obligations (Cost $215,584,723)		215,402,744

	Shares	Value
COMMON STOCKS - 25.3%
Australia - 0.2%
Commonwealth Bank of Australia	2,714	317,828
Medibank Pvt Ltd.	109,661	331,810
Rio Tinto Ltd.	3,458	392,876
Telstra Group Ltd.	188,320	695,203
		1,737,717
Austria - 0.1%
Erste Group Bank AG	3,971	428,969
Belgium - 0.1%
KBC Group NV	3,815	466,925
UCB SA (C)	980	295,271
		762,196
Bermuda - 0.0% *
Arch Capital Group Ltd. (D)	2,569	246,598
Canada - 0.0% *
Shopify, Inc., Class A (D)	1,120	132,854
China - 0.1%
Tencent Holdings Ltd.	4,000	252,289
Yum China Holdings, Inc.	8,925	435,362
		687,651
	Shares	Value
COMMON STOCKS (continued)
Denmark - 0.1%
Novo Nordisk AS, Class B	8,032	$ 293,927
Novonesis Novozymes, Class B	5,862	348,268
		642,195
Finland - 0.1%
Nordea Bank Abp (C)	41,104	707,777
France - 0.8%
Air Liquide SA	3,649	754,243
Capgemini SE	2,713	320,130
Engie SA	26,745	861,923
Kering SA	816	247,789
Legrand SA	6,379	991,007
LVMH Moet Hennessy Louis Vuitton SE	896	489,798
Safran SA	5,238	1,714,027
TotalEnergies SE	10,652	977,578
		6,356,495
Germany - 0.8%
Allianz SE	1,750	739,057
Continental AG	3,265	227,920
Deutsche Boerse AG	3,620	1,060,462
Deutsche Telekom AG	18,813	702,163
Infineon Technologies AG	16,495	748,314
Muenchener Rueckversicherungs- Gesellschaft AG	2,749	1,736,107
RWE AG	6,666	448,481
Siemens AG	4,266	1,039,343
		6,701,847
Greece - 0.1%
National Bank of Greece SA	31,974	493,931
Hong Kong - 0.2%
AIA Group Ltd.	85,600	951,129
Hong Kong Exchanges & Clearing Ltd.	15,700	792,033
		1,743,162
India - 0.0% *
HDFC Bank Ltd., ADR	5,775	143,682
Ireland - 0.6%
Accenture PLC, Class A	3,585	710,870
Eaton Corp. PLC	2,091	747,888
Kingspan Group PLC	3,572	305,441
Medtronic PLC	11,484	995,089
Ryanair Holdings PLC, ADR	7,218	417,200
Smurfit WestRock PLC	9,258	368,931
Trane Technologies PLC	3,320	1,383,577
		4,928,996
Italy - 0.1%
Ferrari NV	722	244,977
UniCredit SpA	9,127	654,806
		899,783
Japan - 1.5%
Ajinomoto Co., Inc.	20,400	576,733
Asics Corp.	10,500	282,293
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi Ltd.	22,200	$ 651,248
Hoya Corp.	3,400	589,425
IHI Corp. (C)	12,900	266,166
ITOCHU Corp.	52,900	672,913
Kao Corp.	11,600	451,560
Keyence Corp.	1,400	498,270
Kubota Corp.	19,000	304,479
Mitsubishi UFJ Financial Group, Inc.	83,200	1,408,902
Mitsui Fudosan Co. Ltd.	43,100	459,465
Nintendo Co. Ltd.	6,300	359,639
Obayashi Corp.	18,600	450,501
Sony Group Corp.	59,600	1,242,226
Sumitomo Electric Industries Ltd.	10,400	590,929
Sumitomo Realty & Development Co. Ltd.	9,000	255,382
Suzuki Motor Corp.	32,500	396,134
Tokio Marine Holdings, Inc.	24,900	1,168,829
Tokyo Electron Ltd.	2,100	521,747
Toyota Motor Corp.	46,100	958,296
		12,105,137
Netherlands - 0.5%
ASML Holding NV	1,991	2,647,544
Heineken NV	1,276	98,148
Koninklijke Ahold Delhaize NV	9,566	445,481
Koninklijke KPN NV	117,030	652,282
uniQure NV (D)	1,558	25,473
		3,868,928
Republic of Korea - 0.0% *
Samsung Electronics Co. Ltd.	1,110	129,827
Republic of South Africa - 0.0% *
Gold Fields Ltd., ADR	3,745	170,023
Singapore - 0.2%
DBS Group Holdings Ltd.	33,480	1,489,864
Sea Ltd., ADR (D)	2,971	246,029
		1,735,893
Spain - 0.2%
Banco Santander SA	75,170	842,710
Iberdrola SA	28,952	662,832
Industria de Diseno Textil SA	6,734	391,978
		1,897,520
Sweden - 0.3%
Atlas Copco AB, A Shares	46,484	820,295
Spotify Technology SA (D)	679	329,254
Volvo AB, B Shares	45,606	1,499,493
		2,649,042
Switzerland - 0.6%
Chubb Ltd.	1,246	406,109
Cie Financiere Richemont SA, Class A	3,560	628,575
Garmin Ltd.	1,207	280,036
Glencore PLC (D)	38,249	289,693
Lonza Group AG	369	236,720
Nestle SA	9,549	936,671
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	6,453	$ 990,499
Roche Holding AG	2,436	972,185
		4,740,488
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	347,007
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,117	2,067,240
		2,414,247
United Kingdom - 1.4%
3i Group PLC	10,416	339,468
Aon PLC, Class A	776	250,477
AstraZeneca PLC	6,696	1,309,336
BAE Systems PLC	25,915	759,789
British American Tobacco PLC	11,831	686,894
Compass Group PLC	19,749	551,015
InterContinental Hotels Group PLC	2,711	357,513
London Stock Exchange Group PLC	3,661	432,319
NatWest Group PLC	119,341	884,071
Next PLC	2,044	345,331
RELX PLC	11,410	379,993
Rio Tinto PLC	13,798	1,280,091
Shell PLC	52,636	2,437,839
SSE PLC	11,746	406,043
Standard Chartered PLC	29,604	616,943
TechnipFMC PLC	6,773	468,217
		11,505,339
United States - 17.0%
3M Co.	5,324	773,205
AbbVie, Inc.	8,778	1,909,127
Alnylam Pharmaceuticals, Inc. (D)	1,220	403,661
Alphabet, Inc., Class A	3,978	1,143,914
Alphabet, Inc., Class C	12,924	3,707,379
Amazon.com, Inc. (D)	25,991	5,413,146
American Express Co.	2,635	797,035
American Homes 4 Rent, Class A, REIT	11,271	314,686
American Tower Corp., REIT	2,210	381,402
AMETEK, Inc.	2,376	509,319
Amphenol Corp., Class A	3,381	427,189
Analog Devices, Inc.	1,486	472,756
Andersen Group, Inc., Class A (D)	4,114	111,901
Apple, Inc.	24,354	6,180,802
AppLovin Corp., Class A (D)	662	263,476
AT&T, Inc.	32,759	949,683
AutoZone, Inc. (D)	392	1,324,090
AvalonBay Communities, Inc., REIT	1,136	185,566
Baker Hughes Co.	4,191	255,861
Bank of America Corp.	23,689	1,154,839
Berkshire Hathaway, Inc., Class B (D)	4,309	2,064,873
Best Buy Co., Inc.	5,163	331,465
BJ's Wholesale Club Holdings, Inc. (D)	4,010	394,664
Booking Holdings, Inc.	298	1,254,675
Booz Allen Hamilton Holding Corp.	3,607	281,454
Bristol-Myers Squibb Co.	11,708	710,090
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Broadcom, Inc.	12,162	$ 3,764,261
Burlington Stores, Inc. (D)	1,030	335,141
BWX Technologies, Inc.	2,239	457,853
Capital One Financial Corp.	5,466	997,162
Carlisle Cos., Inc.	655	218,521
Carvana Co. (D)	708	222,581
Casey's General Stores, Inc.	586	426,526
CBRE Group, Inc., Class A (D)	3,711	502,692
CDW Corp.	2,754	333,289
Cencora, Inc.	3,722	1,169,229
Charles Schwab Corp.	12,656	1,189,411
Chevron Corp.	3,567	738,012
Ciena Corp. (D)	1,424	552,840
Cigna Group	2,636	703,153
Cisco Systems, Inc.	4,575	354,974
Cloudflare, Inc., Class A (D)	839	173,119
CME Group, Inc.	2,885	852,085
Columbia Sportswear Co.	5,526	302,880
Comfort Systems USA, Inc.	406	559,870
ConocoPhillips	7,657	1,010,724
Corpay, Inc. (D)	1,868	543,569
Crowdstrike Holdings, Inc., Class A (D)	589	229,951
Darden Restaurants, Inc.	1,149	225,250
Deere & Co.	608	342,486
DigitalOcean Holdings, Inc. (D)	1,941	166,499
Dominion Energy, Inc.	4,568	282,394
DoorDash, Inc., Class A (D)	2,494	374,474
Dover Corp.	5,112	1,065,596
EastGroup Properties, Inc., REIT	1,007	186,386
elf Beauty, Inc. (D)	5,046	305,838
Eli Lilly & Co.	939	863,664
Emerson Electric Co.	3,393	444,551
EOG Resources, Inc.	9,213	1,331,923
Equinix, Inc., REIT	373	365,630
Exxon Mobil Corp.	8,569	1,453,817
FedEx Corp.	1,506	536,407
Fidelity National Information Services, Inc.	4,747	222,682
Fifth Third Bancorp	7,699	357,696
First Citizens BancShares, Inc., Class A	166	312,854
General Dynamics Corp.	1,692	580,728
Gilead Sciences, Inc.	3,043	424,103
GoDaddy, Inc., Class A (D)	2,354	194,605
Goldman Sachs Group, Inc.	703	594,731
Hayward Holdings, Inc. (D)	20,978	280,686
HCA Healthcare, Inc.	588	278,265
Henry Schein, Inc. (D)	5,706	420,532
Hewlett Packard Enterprise Co.	29,094	692,728
Hilton Worldwide Holdings, Inc.	1,359	413,245
Host Hotels & Resorts, Inc., REIT	9,003	172,497
Howmet Aerospace, Inc.	1,863	429,347
HubSpot, Inc. (D)	691	168,673
Humana, Inc.	1,630	282,626
Insmed, Inc. (D)	4,113	672,558
Interactive Brokers Group, Inc., Class A	5,016	336,423
Intercontinental Exchange, Inc.	1,082	170,177
International Business Machines Corp.	945	229,059
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Intuit, Inc.	1,038	$ 448,810
Intuitive Surgical, Inc. (D)	927	427,338
IQVIA Holdings, Inc. (D)	3,611	615,820
ITT, Inc.	2,998	571,209
Jabil, Inc.	1,695	450,243
JB Hunt Transport Services, Inc.	1,990	421,681
Johnson & Johnson	10,764	2,631,152
Keurig Dr. Pepper, Inc.	5,014	132,019
Kinder Morgan, Inc.	9,160	307,135
Kinsale Capital Group, Inc.	860	293,828
Kontoor Brands, Inc.	4,229	297,256
Labcorp Holdings, Inc.	2,421	645,947
Live Nation Entertainment, Inc. (D)	1,442	219,919
Loews Corp.	6,337	676,411
Lowe's Cos., Inc.	6,276	1,482,893
M&T Bank Corp.	3,397	702,228
Marriott International, Inc., Class A	181	59,200
Marsh & McLennan Cos., Inc.	1,849	320,709
Martin Marietta Materials, Inc.	557	327,895
Mastercard, Inc., Class A	5,400	2,698,164
McDonald's Corp.	5,276	1,639,728
Merck & Co., Inc.	8,488	1,021,022
Meta Platforms, Inc., Class A	7,471	4,274,383
Mettler-Toledo International, Inc. (D)	134	169,001
MGIC Investment Corp.	15,879	416,824
Microsoft Corp.	13,647	5,051,710
Mid-America Apartment Communities, Inc., REIT	4,428	540,747
Middleby Corp. (D)	2,711	359,424
Mohawk Industries, Inc. (D)	2,492	245,362
Mondelez International, Inc., Class A	7,111	409,878
Morgan Stanley	4,980	819,559
Murphy USA, Inc.	770	380,357
Natera, Inc. (D)	1,945	388,981
Netflix, Inc. (D)	11,063	1,063,707
Neurocrine Biosciences, Inc. (D)	3,600	474,264
Nexstar Media Group, Inc.	1,603	289,870
NextEra Energy, Inc.	18,980	1,762,862
NIKE, Inc., Class B	2,302	121,592
Nuvalent, Inc., Class A (D)	1,911	195,782
NVIDIA Corp.	56,333	9,824,475
Omnicom Group, Inc.	5,264	396,432
ON Semiconductor Corp. (D)	6,526	404,090
Oracle Corp.	2,443	359,390
Packaging Corp. of America	2,131	452,241
Palo Alto Networks, Inc. (D)	2,720	436,070
Paylocity Holding Corp. (D)	1,806	195,120
PepsiCo, Inc.	3,817	592,742
Performance Food Group Co. (D)	6,681	572,294
PG&E Corp.	23,299	409,363
Philip Morris International, Inc.	7,850	1,297,919
Post Holdings, Inc. (D)	4,597	454,459
PPG Industries, Inc.	2,559	273,506
Procter & Gamble Co.	3,303	477,085
Progressive Corp.	1,260	249,782
Public Service Enterprise Group, Inc.	2,627	212,656
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Public Storage, REIT	1,548	$ 419,322
Quanta Services, Inc.	1,296	711,530
Raymond James Financial, Inc.	2,673	387,024
Rayonier, Inc., REIT	10,765	221,974
Reddit, Inc., Class A (D)	1,111	149,596
Regency Centers Corp., REIT	7,941	600,816
Regeneron Pharmaceuticals, Inc.	826	638,201
Regions Financial Corp.	11,600	302,992
Robinhood Markets, Inc., Class A (D)	2,842	196,951
ROBLOX Corp., Class A (D)	1,602	90,609
Rocket Cos., Inc., Class A (D)	9,275	132,169
RTX Corp.	5,086	981,089
SBA Communications Corp., REIT	1,664	286,391
ServiceNow, Inc. (D)	2,688	281,030
Silgan Holdings, Inc.	8,791	341,091
Snowflake, Inc., Class A (D)	2,083	314,158
Somnigroup International, Inc.	1,936	143,109
Southern Co.	3,017	291,201
Southwest Airlines Co.	9,033	339,370
State Street Corp.	6,450	816,312
Stryker Corp.	1,785	586,533
Take-Two Interactive Software, Inc. (D)	2,191	432,723
TD SYNNEX Corp.	2,331	393,263
Teledyne Technologies, Inc. (D)	568	343,646
Teradyne, Inc.	1,706	505,761
Tesla, Inc. (D)	6,482	2,409,684
Texas Instruments, Inc.	4,681	908,769
Thermo Fisher Scientific, Inc.	714	350,952
TJX Cos., Inc.	4,215	673,136
TransUnion	5,864	405,730
Travelers Cos., Inc.	1,906	555,942
Twilio, Inc., Class A (D)	1,796	225,973
U.S. Bancorp	8,238	428,458
Ulta Beauty, Inc. (D)	758	396,214
Union Pacific Corp.	2,426	588,596
United Rentals, Inc.	512	373,023
UnitedHealth Group, Inc.	2,828	765,229
Ventas, Inc., REIT	2,917	238,552
Vertex Pharmaceuticals, Inc. (D)	542	242,025
Walmart, Inc.	10,266	1,275,858
Walt Disney Co.	14,337	1,381,800
Warner Music Group Corp., Class A	8,093	206,695
Wells Fargo & Co.	23,107	1,839,548
Western Digital Corp.	1,416	383,014
Williams Cos., Inc.	11,998	873,214
WillScot Holdings Corp.	27,655	480,091
Xcel Energy, Inc.	8,159	648,151
Yum! Brands, Inc.	2,973	462,242
		138,515,522
Total Common Stocks (Cost $182,227,520)		206,345,819

	Principal	Value
CORPORATE DEBT SECURITIES - 24.1%
Australia - 0.1%
Santos Finance Ltd.
3.65%, 04/29/2031 (B)	$ 319,000	$ 298,500
5.75%, 11/13/2035 (B)	385,000	385,892
6.88%, 09/19/2033 (B)	196,000	213,392
		897,784
Belgium - 0.0% *
KBC Group NV
Fixed until 10/16/2029, 4.93% (A), 10/16/2030 (B)	200,000	201,301
Canada - 0.5%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	528,350	521,869
Canadian Pacific Railway Co.
3.10%, 12/02/2051	536,000	350,011
4.70%, 05/01/2048	261,000	226,459
Enbridge, Inc.
Fixed until 10/15/2028, 8.25% (A), 01/15/2084	214,000	225,878
GFL Environmental, Inc.
3.50%, 09/01/2028 (B)	110,000	106,954
6.75%, 01/15/2031 (B)	1,010,000	1,045,176
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	169,000	167,718
Rogers Communications, Inc.
3.80%, 03/15/2032	693,000	646,907
5.30%, 02/15/2034	140,000	139,390
Toronto-Dominion Bank
4.93%, 10/15/2035	315,000	309,913
TransCanada PipeLines Ltd.
5.60%, 03/31/2034	110,000	113,118
6.10%, 06/01/2040	78,000	80,845
TransCanada Trust
Fixed until 08/15/2026, 5.88% (A), 08/15/2076	208,000	208,220
		4,142,458
Cayman Islands - 0.3%
Avolon Holdings Funding Ltd.
4.70%, 01/30/2031 (B)	220,000	215,577
4.85%, 04/01/2033 (B)	249,000	238,533
4.90%, 10/10/2030 (B)	295,000	292,945
4.95%, 10/15/2032 (B)	140,000	136,357
5.15%, 01/15/2030 (B)	839,000	842,030
5.38%, 05/30/2030 (B)	445,000	449,852
5.75%, 11/15/2029 (B)	195,000	199,805
6.38%, 05/04/2028 (B)	348,000	358,198
		2,733,297
Chile - 0.1%
Corp. Nacional del Cobre de Chile
6.78%, 01/13/2055 (B)	280,000	296,526
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Denmark - 0.0% *
Danske Bank AS
Fixed until 03/01/2029, 5.71% (A), 03/01/2030 (B)	$ 200,000	$ 205,702
Finland - 0.0% *
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (A), 09/13/2033 (B)	270,000	268,349
France - 0.5%
BNP Paribas SA
Fixed until 05/09/2028, 4.79% (A), 05/09/2029 (B)	305,000	306,084
Fixed until 08/16/2029 (E), 7.75% (A)(B)	285,000	293,974
BPCE SA
Fixed until 01/13/2031, 4.76% (A), 01/13/2032 (B)	345,000	340,219
Fixed until 01/13/2036, 5.42% (A), 01/13/2037 (B)	270,000	263,216
Fixed until 01/14/2030, 5.88% (A), 01/14/2031 (B)	250,000	257,538
Credit Agricole SA
Fixed until 01/12/2031, 4.66% (A), 01/12/2032 (B)	805,000	793,932
Electricite de France SA
6.38%, 01/13/2055 (B)	320,000	326,831
Engie SA
5.25%, 04/10/2029 (B)	240,000	245,368
Societe Generale SA
Fixed until 04/10/2036, 5.40% (A), 04/10/2037 (B)	200,000	193,485
TotalEnergies Capital International SA
2.99%, 06/29/2041	493,000	367,230
TotalEnergies Capital SA
5.28%, 09/10/2054	42,000	39,176
5.49%, 04/05/2054	85,000	81,595
5.64%, 04/05/2064	174,000	166,967
		3,675,615
Germany - 0.3%
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	453,728
Fixed until 12/10/2030, 4.47% (A), 12/10/2031	150,000	147,485
Fixed until 02/06/2031, 4.73% (A), 02/06/2032	150,000	147,716
Fixed until 08/04/2030, 4.95% (A), 08/04/2031	940,000	936,459
Fixed until 11/10/2032, 7.08% (A), 02/10/2034	350,000	375,054
Fixed until 07/13/2026, 7.15% (A), 07/13/2027	460,000	463,103
		2,523,545
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	$ 847,000	$ 815,309
5.00%, 11/15/2035	150,000	144,892
AIB Group PLC
Fixed until 05/15/2030, 5.32% (A), 05/15/2031 (B)	294,000	299,286
Bank of Ireland Group PLC
Fixed until 03/20/2029, 5.60% (A), 03/20/2030 (B)	435,000	446,106
		1,705,593
Italy - 0.3%
Eni SpA
5.70%, 10/01/2040 (B)	405,000	398,574
5.95%, 05/15/2054 (B)	400,000	397,982
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	925,000	774,690
UniCredit SpA
Fixed until 06/03/2031, 3.13% (A), 06/03/2032 (B)	200,000	183,761
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (B)	493,000	492,112
		2,247,119
Japan - 0.2%
Japan Tobacco, Inc.
5.85%, 06/15/2035 (B)	340,000	356,793
Mitsubishi UFJ Financial Group, Inc.
Fixed until 01/14/2031, 4.51% (A), 01/14/2032	345,000	340,001
Fixed until 09/12/2030, 4.53% (A), 09/12/2031	440,000	435,867
Nippon Life Insurance Co.
4.75%, 04/02/2031 (B)(F)	340,000	340,851
5.05%, 04/02/2033 (B)(F)	215,000	215,263
Sumitomo Mitsui Financial Group, Inc.
Fixed until 01/15/2031, 4.49% (A), 01/15/2032	210,000	206,809
		1,895,584
Liberia - 0.0% *
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (B)	225,000	227,218
Mexico - 0.0% *
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	166,476
Netherlands - 0.4%
ENEL Finance International NV
2.13%, 07/12/2028 (B)	200,000	189,858
2.50%, 07/12/2031 (B)	490,000	434,933
3.50%, 04/06/2028 (B)	200,000	196,140
4.13%, 09/30/2028 (B)	200,000	198,351
5.13%, 06/26/2029 (B)	355,000	360,034
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
ING Groep NV
3-Month SOFR Index + 1.01%, 4.66% (A), 03/25/2029	$ 515,000	$ 516,385
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/2032	120,000	106,637
3.63%, 01/15/2032	200,000	185,258
4.38%, 02/02/2052	199,000	151,489
5.50%, 01/15/2036	570,000	570,262
6.38%, 04/15/2066	190,000	186,440
6.40%, 05/10/2057 (B)(F)	190,000	189,649
6.50%, 12/01/2052	45,000	45,554
		3,330,990
Norway - 0.1%
Aker BP ASA
5.25%, 10/30/2035 (B)	300,000	291,737
Panama - 0.0% *
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	265,949
Singapore - 0.1%
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	623,000	565,888
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/2036	200,000	194,543
Banco Santander SA
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	592,345
CaixaBank SA
Fixed until 07/03/2035, 5.58% (A), 07/03/2036 (B)	200,000	201,138
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	395,000	398,682
Fixed until 09/13/2033, 6.84% (A), 09/13/2034 (B)	245,000	266,827
		1,653,535
Switzerland - 0.1%
UBS Group AG
Fixed until 11/06/2032, 4.84% (A), 11/06/2033 (B)	345,000	339,339
Fixed until 11/13/2033 (E), 9.25% (A)(B)	200,000	225,248
Fixed until 11/13/2028 (E), 9.25% (A)(B)	200,000	213,165
		777,752
United Kingdom - 1.1%
Anglo American Capital PLC
2.63%, 09/10/2030 (B)	735,000	670,568
4.75%, 03/16/2052 (B)	200,000	163,611
5.00%, 03/21/2033 (B)	385,000	379,071
5.75%, 04/05/2034 (B)	215,000	221,294
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Barclays PLC
Fixed until 02/24/2031, 4.52% (A), 02/24/2032	$ 200,000	$ 195,619
Fixed until 02/24/2036, 5.21% (A), 02/24/2037	875,000	846,813
HSBC Holdings PLC
Fixed until 03/10/2031, 4.68% (A), 03/10/2032	700,000	690,724
Fixed until 11/19/2027, 5.13% (A), 11/19/2028	480,000	483,499
Fixed until 05/13/2030, 5.24% (A), 05/13/2031	620,000	628,733
Fixed until 03/10/2036, 5.28% (A), 03/10/2037	465,000	456,648
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	485,000	505,550
Imperial Brands Finance PLC
5.88%, 07/01/2034 (B)	597,000	614,033
NatWest Group PLC
Fixed until 11/10/2033 (E), 8.13% (A)	200,000	216,505
NatWest Markets PLC
4.41%, 11/06/2030 (B)(C)	560,000	552,354
Santander U.K. Group Holdings PLC
Fixed until 09/11/2029, 4.86% (A), 09/11/2030	602,000	603,309
Fixed until 04/15/2030, 5.69% (A), 04/15/2031	590,000	606,806
Standard Chartered PLC
Fixed until 02/08/2029, 7.02% (A), 02/08/2030 (B)	715,000	759,110
		8,594,247
United States - 19.6%
Abbott Laboratories
4.65%, 03/15/2036	948,000	927,010
AbbVie, Inc.
4.05%, 11/21/2039	490,000	430,085
4.25%, 11/21/2049	241,000	195,628
4.40%, 11/06/2042	167,000	146,689
4.63%, 10/01/2042	442,000	397,526
4.75%, 03/15/2036	305,000	299,241
5.50%, 03/15/2064	51,000	48,633
5.55%, 03/15/2056	115,000	112,471
AES Corp.
5.45%, 06/01/2028	317,000	319,901
5.80%, 03/15/2032	150,000	150,837
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	575,000	481,065
5.25%, 03/15/2036	290,000	283,207
Alliant Energy Corp.
Fixed until 01/01/2031, 5.75% (A), 04/01/2056	130,000	126,393
Alphabet, Inc.
4.80%, 02/15/2036	560,000	557,601
5.45%, 11/15/2055	130,000	125,866
5.75%, 02/15/2066	235,000	232,730
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Altria Group, Inc.
2.45%, 02/04/2032	$ 480,000	$ 421,195
3.40%, 02/04/2041	475,000	358,539
Amazon.com, Inc.
4.55%, 03/13/2033	302,000	299,093
4.65%, 11/20/2035	91,000	89,230
4.88%, 03/13/2036	549,000	543,997
5.65%, 03/13/2046	245,000	244,152
5.80%, 03/13/2056	750,000	749,397
6.05%, 03/13/2076	135,000	134,209
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030	180,000	181,684
5.13%, 03/12/2036	182,000	176,944
5.50%, 03/17/2035	285,000	288,264
American Airlines Pass-Through Trust
3.95%, 01/11/2032	27,400	26,130
4.10%, 07/15/2029	148,530	145,856
American Express Co.
Fixed until 07/20/2032, 4.92% (A), 07/20/2033	90,000	90,164
Fixed until 04/25/2035, 5.67% (A), 04/25/2036	130,000	134,358
American Tower Corp.
5.20%, 02/15/2029	412,000	418,983
Amgen, Inc.
2.45%, 02/21/2030	586,000	544,196
3.15%, 02/21/2040	137,000	106,555
4.20%, 02/22/2052	369,000	286,708
4.66%, 06/15/2051	75,000	62,923
4.88%, 03/01/2053	415,000	359,506
5.65%, 03/02/2053	160,000	154,967
5.75%, 03/02/2063	267,000	256,829
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/2042	460,000	429,108
Antero Resources Corp.
5.38%, 03/01/2030 (B)	303,000	304,544
5.40%, 02/01/2036	340,000	334,343
Apple, Inc.
2.95%, 09/11/2049	200,000	130,994
AT&T, Inc.
2.55%, 12/01/2033	873,000	738,765
3.50%, 06/01/2041 - 09/15/2053	304,000	226,930
3.55%, 09/15/2055	358,000	232,830
3.65%, 09/15/2059	354,000	229,385
5.40%, 02/15/2034	133,000	135,992
5.55%, 11/01/2045	465,000	440,215
5.70%, 11/01/2054	55,000	51,498
6.00%, 04/30/2056	490,000	479,421
Athene Global Funding
5.03%, 07/17/2030 (B)	705,000	697,176
5.54%, 08/22/2035 (B)	497,000	487,923
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.65%, 06/15/2033	464,000	456,681
5.00%, 06/15/2036	210,000	206,179
5.85%, 06/15/2056	195,000	190,816
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	$ 228,000	$ 203,067
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	228,000	202,064
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	470,000	425,923
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,159,000	1,096,299
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,127,000	1,107,133
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	439,000	406,644
Fixed until 02/07/2029, 3.97% (A), 02/07/2030	608,000	599,635
Fixed until 02/06/2036, 5.05% (A), 02/06/2037	320,000	315,743
Fixed until 04/25/2028, 5.20% (A), 04/25/2029	744,000	754,594
Fixed until 04/25/2033, 5.29% (A), 04/25/2034	351,000	355,266
Fixed until 10/25/2034, 5.52% (A), 10/25/2035	250,000	249,994
Fixed until 09/15/2028, 5.82% (A), 09/15/2029	719,000	741,713
Fixed until 07/26/2030 (E), 6.25% (A)	316,000	317,903
BAT Capital Corp.
3.73%, 09/25/2040	377,000	299,636
4.54%, 08/15/2047	300,000	243,580
5.83%, 02/20/2031	40,000	41,859
7.08%, 08/02/2043	415,000	456,159
Beignet Investor LLC
6.58%, 05/30/2049 (B)	179,000	184,040
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	54,000	44,123
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	56,000	42,267
Berry Global, Inc.
5.80%, 06/15/2031	279,000	288,797
Bimbo Bakeries USA, Inc.
6.05%, 01/15/2029 (B)	219,000	226,278
Biogen, Inc.
5.75%, 05/15/2035	20,000	20,683
6.45%, 05/15/2055	570,000	591,475
Boeing Co.
3.95%, 08/01/2059	250,000	172,493
5.81%, 05/01/2050	327,000	316,120
7.01%, 05/01/2064	136,000	150,351
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	51,000	35,562
3.70%, 03/15/2052	99,000	71,378
5.55%, 02/22/2054	92,000	88,587
Brixmor Operating Partnership LP
4.85%, 02/15/2033	210,000	206,275
5.50%, 02/15/2034	115,000	116,628
Broadcom, Inc.
3.14%, 11/15/2035 (B)	134,000	113,844
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Broadcom, Inc. (continued)
3.42%, 04/15/2033	$ 573,000	$ 523,965
3.47%, 04/15/2034	153,000	137,767
3.75%, 02/15/2051	106,000	78,896
4.55%, 02/15/2032	83,000	82,278
4.80%, 02/15/2036	304,000	296,380
5.20%, 07/15/2035	41,000	41,320
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	130,000	125,859
4.80%, 03/19/2033	435,000	429,383
5.15%, 03/19/2036	560,000	552,397
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	222,000	173,480
4.15%, 04/01/2045	46,000	37,812
4.38%, 09/01/2042	46,000	39,948
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 (B)	240,000	218,749
7.00%, 02/01/2033 (B)	500,000	501,377
Cencora, Inc.
2.70%, 03/15/2031	57,000	51,980
2.80%, 05/15/2030	75,000	69,956
4.60%, 02/13/2033	145,000	142,570
4.85%, 12/15/2029	55,000	55,750
4.90%, 02/13/2036	74,000	72,501
CF Industries, Inc.
4.95%, 06/01/2043	54,000	48,177
Charles Schwab Corp.
Fixed until 11/14/2035, 4.91% (A), 11/14/2036	460,000	447,127
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	74,000	69,162
3.50%, 06/01/2041 - 03/01/2042	370,000	257,003
4.80%, 03/01/2050	116,000	85,765
6.48%, 10/23/2045	226,000	208,364
6.55%, 06/01/2034	280,000	290,683
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	219,000	212,770
Cheniere Energy Partners LP
3.25%, 01/31/2032	404,000	368,210
4.50%, 10/01/2029	240,000	238,950
5.75%, 08/15/2034	316,000	325,487
Cheniere Energy, Inc.
4.63%, 10/15/2028	315,000	314,204
Cigna Group
4.50%, 09/15/2030	220,000	219,258
Citigroup, Inc.
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	549,000	518,534
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	447,000	440,349
Fixed until 09/11/2030, 4.50% (A), 09/11/2031	274,000	270,886
Fixed until 05/07/2030, 4.95% (A), 05/07/2031	1,000,000	1,006,482
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
Fixed until 09/11/2035, 5.17% (A), 09/11/2036	$ 257,000	$ 254,762
Fixed until 03/27/2035, 5.33% (A), 03/27/2036	830,000	832,528
Fixed until 02/13/2034, 5.83% (A), 02/13/2035	239,000	242,140
Fixed until 02/15/2030 (E), 6.75% (A)	510,000	509,770
Fixed until 08/15/2030 (E), 6.88% (A)	267,000	268,884
Fixed until 02/15/2030 (E), 6.95% (A)	315,000	317,339
Fixed until 08/15/2029 (E), 7.13% (A)	209,000	211,055
CMS Energy Corp.
Fixed until 09/01/2030, 3.75% (A), 12/01/2050	169,000	154,172
Colonial Enterprises, Inc.
5.63%, 11/15/2035 (B)	240,000	239,368
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032 (B)	365,000	362,596
5.10%, 10/01/2031 (B)	35,000	35,189
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (B)	129,000	135,025
6.04%, 11/15/2033 (B)	422,000	444,647
Comcast Corp.
2.80%, 01/15/2051	236,000	135,004
2.89%, 11/01/2051	1,134,000	655,526
2.94%, 11/01/2056	970,000	537,346
3.75%, 04/01/2040	178,000	144,305
5.17%, 01/15/2037 (B)	122,000	118,797
Commonwealth Edison Co.
4.70%, 01/15/2044	158,000	138,576
ConocoPhillips Co.
5.70%, 09/15/2063	213,000	204,992
Constellation Energy Generation LLC
4.63%, 02/01/2029 (B)	365,000	360,585
5.00%, 02/01/2031 (B)	105,000	105,283
5.60%, 06/15/2042	325,000	318,491
Consumers Energy Co.
3.95%, 05/15/2043	224,000	181,593
COPT Defense Properties LP
2.75%, 04/15/2031	316,000	286,115
4.50%, 10/15/2030	176,000	173,726
Corebridge Global Funding
4.90%, 08/21/2032 (B)	205,000	201,857
CRH America Finance, Inc.
4.40%, 02/09/2031	95,000	93,620
Crown Castle, Inc.
2.10%, 04/01/2031	315,000	274,452
2.25%, 01/15/2031	360,000	317,939
2.90%, 04/01/2041	122,000	86,210
5.00%, 01/11/2028	170,000	171,219
5.60%, 06/01/2029	404,000	413,566
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CVS Health Corp.
4.13%, 04/01/2040	$ 145,000	$ 121,035
5.88%, 06/01/2053	370,000	350,345
Diamondback Energy, Inc.
5.75%, 04/18/2054	215,000	203,335
Dominion Energy, Inc.
3.30%, 04/15/2041	305,000	226,257
4.90%, 08/01/2041	299,000	266,745
Fixed until 11/15/2030, 6.00% (A), 02/15/2056	526,000	522,648
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	191,000	186,981
DTE Energy Co.
5.20%, 04/01/2030	650,000	662,912
Duke Energy Carolinas LLC
4.00%, 09/30/2042	159,000	130,385
Duke Energy Corp.
5.70%, 09/15/2055	168,000	158,764
Duke Energy Indiana LLC
2.75%, 04/01/2050	181,000	110,020
5.25%, 03/01/2034	220,000	225,300
5.40%, 04/01/2053	227,000	210,760
Duke Energy Ohio, Inc.
5.30%, 06/15/2035	510,000	516,682
Duke Energy Progress LLC
2.90%, 08/15/2051	230,000	141,682
DuPont de Nemours, Inc.
5.32%, 11/15/2038	397,000	391,124
5.42%, 11/15/2048	24,000	22,211
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	336,000	331,831
Eaton Corp.
4.15%, 11/02/2042	315,000	270,242
4.50%, 03/06/2033	280,000	276,161
5.45%, 03/06/2056	495,000	479,163
Edison International
5.25%, 03/15/2032	134,000	132,622
EIDP, Inc.
5.13%, 05/15/2032	200,000	202,875
Elevance Health, Inc.
2.88%, 09/15/2029	160,000	151,479
4.63%, 05/15/2042	123,000	107,701
4.65%, 01/15/2043	86,000	74,430
6.10%, 10/15/2052	133,000	133,385
Eli Lilly & Co.
5.65%, 10/15/2065	100,000	98,220
Emera U.S. Finance LLC
5.20%, 04/01/2033	475,000	472,350
Emera U.S. Finance LP
2.64%, 06/15/2031	416,000	371,063
4.75%, 06/15/2046	129,000	106,421
Energy Transfer LP
5.35%, 01/15/2036	85,000	84,410
5.60%, 09/01/2034	199,000	202,814
5.95%, 05/15/2054	95,000	89,079
6.00%, 02/01/2029 (B)	1,149,000	1,157,960
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Energy Transfer LP (continued)
6.20%, 04/01/2055	$ 230,000	$ 223,297
6.30%, 01/15/2056	215,000	211,708
Fixed until 11/15/2030, 6.50% (A), 02/15/2056	528,000	521,653
6.55%, 12/01/2033	76,000	82,054
7.38%, 02/01/2031 (B)	189,000	196,033
Entergy Arkansas LLC
4.95%, 12/15/2044	51,000	46,394
Entergy Corp.
Fixed until 03/15/2031, 5.88% (A), 06/15/2056	325,000	320,671
Fixed until 09/01/2029, 7.13% (A), 12/01/2054	558,000	571,770
Entergy Louisiana LLC
2.90%, 03/15/2051	333,000	204,156
5.70%, 03/15/2054	132,000	128,205
5.80%, 03/15/2055	220,000	215,739
Entergy Mississippi LLC
3.50%, 06/01/2051	38,000	26,109
Entergy Texas, Inc.
3.45%, 12/01/2027	29,000	28,574
5.15%, 06/01/2045	15,000	13,754
5.55%, 09/15/2054	62,000	58,350
EQT Corp.
4.50%, 01/15/2029	66,000	65,846
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	175,000	173,368
4.70%, 03/15/2033	250,000	243,153
Equitable America Global Funding
4.70%, 09/15/2032 (B)	553,000	537,083
Equitable Holdings, Inc.
4.57%, 02/15/2029 (B)	152,000	151,017
EUSHI Finance, Inc.
Fixed until 01/01/2031, 6.25% (A), 04/01/2056	212,000	208,110
Expand Energy Corp.
4.75%, 02/01/2032	487,000	474,517
5.38%, 02/01/2029 - 03/15/2030	621,000	625,792
5.88%, 02/01/2029 (B)	355,000	355,236
6.75%, 04/15/2029 (B)	466,000	466,328
Extra Space Storage LP
4.95%, 01/15/2033	90,000	88,816
5.50%, 07/01/2030	439,000	450,324
FedEx Corp.
3.25%, 05/15/2041	141,000	106,152
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	190,000	183,098
Fixed until 04/29/2031, 4.57% (A), 04/29/2032	190,000	186,248
FirstEnergy Transmission LLC
4.55%, 04/01/2049 (B)	388,000	321,564
Fiserv, Inc.
5.25%, 08/11/2035 (C)	240,000	233,403
Ford Motor Co.
3.25%, 02/12/2032	115,000	99,883
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ford Motor Credit Co. LLC
5.80%, 03/08/2029	$ 200,000	$ 202,256
6.53%, 03/19/2032	205,000	210,367
7.20%, 06/10/2030	574,000	604,611
Foundry JV Holdco LLC
5.50%, 01/25/2031 (B)	200,000	204,215
6.25%, 01/25/2035 (B)	1,085,000	1,136,412
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	290,000	274,365
GE Capital Funding LLC
4.55%, 05/15/2032	200,000	199,442
GE Vernova, Inc.
5.50%, 02/04/2056	235,000	226,069
General Motors Co.
5.15%, 04/01/2038	81,000	75,986
5.95%, 04/01/2049	129,000	120,708
General Motors Financial Co., Inc.
5.90%, 01/07/2035	430,000	437,691
5.95%, 04/04/2034	306,000	314,419
6.10%, 01/07/2034	144,000	149,581
6.15%, 07/15/2035	130,000	134,432
Glencore Funding LLC
5.19%, 04/01/2030 (B)	130,000	131,803
5.51%, 04/01/2036 (B)(F)	310,000	310,671
5.67%, 04/01/2035 (B)	783,000	799,909
Global Payments, Inc.
2.90%, 11/15/2031	600,000	525,743
4.88%, 11/15/2030	1,245,000	1,222,641
5.20%, 11/15/2032	175,000	169,874
5.55%, 11/15/2035	200,000	192,728
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	984,000	971,247
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	277,000	241,808
Fixed until 10/21/2030, 4.37% (A), 10/21/2031	1,055,000	1,034,455
Fixed until 01/21/2031, 4.52% (A), 01/21/2032	535,000	526,890
Fixed until 10/23/2029, 4.69% (A), 10/23/2030	216,000	216,169
Fixed until 01/21/2036, 5.07% (A), 01/21/2037	312,000	305,034
Fixed until 04/23/2030, 5.22% (A), 04/23/2031	1,225,000	1,245,660
Fixed until 07/23/2034, 5.33% (A), 07/23/2035	931,000	934,153
Fixed until 02/02/2036, 5.39% (A), 02/02/2041	670,000	647,321
Fixed until 01/28/2035, 5.54% (A), 01/28/2036	169,000	171,786
Fixed until 01/21/2046, 5.54% (A), 01/21/2047	178,000	169,626
Fixed until 10/24/2028, 6.48% (A), 10/24/2029	1,579,000	1,651,862
Guardian Life Global Funding
4.67%, 09/05/2032 (B)	430,000	424,390
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
HCA, Inc.
4.60%, 11/15/2032	$ 206,000	$ 200,373
4.63%, 03/15/2052	124,000	98,988
5.20%, 06/01/2028	363,000	368,461
5.25%, 06/15/2049	207,000	182,667
5.50%, 03/01/2032 - 06/15/2047	520,000	526,552
5.63%, 09/01/2028	220,000	224,365
5.70%, 11/15/2055	145,000	134,885
5.95%, 09/15/2054	120,000	115,423
6.20%, 03/01/2055	70,000	69,338
Healthpeak OP LLC
5.38%, 02/15/2035	130,000	130,401
Hess Corp.
6.00%, 01/15/2040	350,000	370,137
Hess Midstream Operations LP
5.50%, 10/15/2030 (B)	607,000	602,202
6.50%, 06/01/2029 (B)	249,000	254,360
Home Depot, Inc.
2.38%, 03/15/2051	458,000	256,476
3.30%, 04/15/2040	118,000	94,276
Honeywell Aerospace, Inc.
4.60%, 03/16/2033 (B)	615,000	607,945
4.95%, 03/16/2036 (B)	420,000	416,725
5.73%, 03/16/2056 (B)	450,000	444,803
Howmet Aerospace, Inc.
4.75%, 04/15/2036	180,000	174,988
Huntington Bancshares, Inc.
Fixed until 02/02/2034, 5.71% (A), 02/02/2035	264,000	269,390
Fixed until 08/21/2028, 6.21% (A), 08/21/2029	262,000	271,804
Intel Corp.
3.73%, 12/08/2047	65,000	45,420
4.25%, 12/15/2042	130,000	104,468
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	1,117,000	1,045,234
4.88%, 04/15/2031 (B)(F)	380,000	380,198
5.50%, 04/15/2036 (B)(F)	190,000	190,562
5.65%, 05/09/2034 (B)	492,000	505,776
Jabil, Inc.
4.75%, 02/01/2033	192,000	186,951
JetBlue Pass-Through Trust
2.75%, 11/15/2033	109,374	96,931
Kenvue, Inc.
5.20%, 03/22/2063	31,000	27,764
Keurig Dr. Pepper, Inc.
3.35%, 03/15/2051	112,000	71,803
Keybank National Association
3.90%, 04/13/2029 (C)	590,000	575,599
KeyCorp
Fixed until 06/01/2032, 4.79% (A), 06/01/2033	469,000	458,310
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	185,000	194,720
Kinetik Holdings LP
5.88%, 06/15/2030 (B)	677,000	679,491
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kraft Heinz Foods Co.
4.38%, 06/01/2046	$ 415,000	$ 324,464
5.50%, 06/01/2050	220,000	196,606
Kroger Co.
4.45%, 02/01/2047	66,000	54,188
Leidos, Inc.
2.30%, 02/15/2031	655,000	582,894
5.00%, 03/15/2036	270,000	261,038
5.40%, 03/15/2032	249,000	253,818
Lockheed Martin Corp.
5.70%, 11/15/2054	220,000	219,650
Lowe's Cos., Inc.
2.80%, 09/15/2041	416,000	292,945
LYB International Finance III LLC
3.38%, 10/01/2040	230,000	166,472
5.88%, 01/15/2036	360,000	361,190
M&T Bank Corp.
Fixed until 01/16/2035, 5.39% (A), 01/16/2036	231,000	229,098
Fixed until 03/13/2031, 6.08% (A), 03/13/2032	501,000	525,190
Maple Parent Holdings Corp.
5.05%, 03/26/2031 (B)	69,000	68,708
5.70%, 03/26/2036 (B)	111,000	110,288
6.63%, 03/26/2056 (B)	59,000	58,423
Marathon Petroleum Corp.
4.75%, 09/15/2044	74,000	62,915
Marriott International, Inc.
5.50%, 04/15/2037	225,000	224,015
Mars, Inc.
4.60%, 03/01/2028 (B)	525,000	528,164
5.00%, 03/01/2032 (B)	180,000	182,137
5.20%, 03/01/2035 (B)	260,000	262,475
5.65%, 05/01/2045 (B)	174,000	171,828
5.80%, 05/01/2065 (B)	167,000	163,845
Marvell Technology, Inc.
2.95%, 04/15/2031	348,000	319,371
4.75%, 07/15/2030	19,000	19,065
5.45%, 07/15/2035	231,000	234,721
5.75%, 02/15/2029	494,000	510,045
5.95%, 09/15/2033	506,000	535,490
Massachusetts Electric Co.
1.73%, 11/24/2030 (B)	334,000	290,830
McDonald's Corp.
3.70%, 02/15/2042	271,000	217,662
Merck & Co., Inc.
5.15%, 05/17/2063	86,000	77,148
5.55%, 12/04/2055	483,000	469,042
Meta Platforms, Inc.
4.45%, 08/15/2052	359,000	282,411
5.40%, 08/15/2054	660,000	597,799
5.50%, 11/15/2045	280,000	264,968
5.55%, 08/15/2064	116,000	104,256
5.60%, 05/15/2053	166,000	154,880
MetLife Capital Trust IV
7.88%, 12/15/2067 (B)	425,000	458,176
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
MetLife, Inc.
Fixed until 03/15/2036, 5.85% (A), 03/15/2056	$ 87,000	$ 85,390
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	216,015
5.15%, 03/28/2033 (B)	545,000	550,389
Micron Technology, Inc.
5.88%, 09/15/2033	635,000	678,688
6.05%, 11/01/2035	190,000	205,018
Microsoft Corp.
2.53%, 06/01/2050	115,000	68,955
Mid-America Apartments LP
4.65%, 01/15/2033	55,000	54,016
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	28,000	27,837
Morgan Stanley
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	417,000	361,096
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	210,000	182,031
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	797,000	685,729
Fixed until 10/22/2030, 4.36% (A), 10/22/2031	330,000	323,396
Fixed until 01/16/2031, 4.49% (A), 01/16/2032	255,000	250,713
Fixed until 10/18/2029, 4.65% (A), 10/18/2030	615,000	614,746
Fixed until 03/12/2031, 4.71% (A), 03/12/2032	1,140,000	1,132,324
Fixed until 10/22/2035, 4.89% (A), 10/22/2036	279,000	269,711
Fixed until 07/19/2029, 5.04% (A), 07/19/2030	307,000	310,551
Fixed until 01/30/2036, 5.07% (A), 01/30/2037	494,000	483,981
Fixed until 01/16/2029, 5.17% (A), 01/16/2030	325,000	329,571
Fixed until 01/15/2030, 5.23% (A), 01/15/2031	480,000	487,383
Fixed until 01/18/2036, 5.31% (A), 01/18/2041	195,000	188,238
Fixed until 07/20/2028, 5.45% (A), 07/20/2029	76,000	77,355
Fixed until 04/18/2029, 5.66% (A), 04/18/2030	461,000	474,241
Morgan Stanley Private Bank NA
Fixed until 11/19/2030, 4.47% (A), 11/19/2031	990,000	974,636
Fixed until 07/18/2030, 4.73% (A), 07/18/2031	455,000	453,591
MPLX LP
5.30%, 04/01/2036	470,000	463,276
5.40%, 09/15/2035	203,000	202,093
5.95%, 04/01/2055	236,000	224,722
Netflix, Inc.
5.38%, 11/15/2029 (B)	128,000	132,194
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nevada Power Co.
Fixed until 02/15/2030, 6.25% (A), 05/15/2055	$ 725,000	$ 724,717
New York & Presbyterian Hospital
2.26%, 08/01/2040	234,000	160,583
New York Life Global Funding
1.20%, 08/07/2030 (B)	242,000	210,654
1.85%, 08/01/2031 (B)	230,000	199,988
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	72,000	52,216
4.45%, 05/15/2069 (B)	86,000	64,999
NextEra Energy Capital Holdings, Inc.
5.90%, 03/15/2055	80,000	78,525
Fixed until 03/15/2034, 6.75% (A), 06/15/2054	216,000	223,459
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	394,000	394,804
NiSource, Inc.
5.80%, 02/01/2042	36,000	35,387
Fixed until 08/30/2029, 6.95% (A), 11/30/2054	216,000	222,113
NNN REIT, Inc.
3.00%, 04/15/2052	80,000	49,206
3.10%, 04/15/2050	250,000	159,358
3.50%, 04/15/2051	170,000	117,613
Norfolk Southern Corp.
3.05%, 05/15/2050	218,000	139,878
3.95%, 10/01/2042	76,000	61,590
4.45%, 06/15/2045	165,000	139,396
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	119,000	79,701
4.30%, 01/15/2049 (B)	58,000	45,973
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (B)	224,000	170,287
6.06%, 03/30/2040 (B)	284,000	294,438
NRG Energy, Inc.
4.45%, 06/15/2029 (B)	439,000	433,581
4.73%, 10/15/2030 (B)	230,000	227,764
5.41%, 10/15/2035 (B)	325,000	318,801
7.00%, 03/15/2033 (B)	243,000	263,069
Occidental Petroleum Corp.
4.63%, 06/15/2045	164,000	130,621
Ohio Power Co.
2.90%, 10/01/2051	218,000	130,386
ONEOK, Inc.
5.05%, 04/01/2045	80,000	68,609
5.38%, 06/01/2029	96,000	97,818
5.40%, 10/15/2035	235,000	233,448
5.60%, 04/01/2044	338,000	310,791
5.63%, 01/15/2028 (B)	212,000	214,717
Oracle Corp.
3.60%, 04/01/2040 - 04/01/2050	515,000	334,443
3.65%, 03/25/2041	580,000	412,765
3.85%, 07/15/2036	78,000	64,631
3.95%, 03/25/2051	277,000	175,523
4.00%, 07/15/2046	45,000	30,304
4.38%, 05/15/2055	180,000	118,969
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Oracle Corp. (continued)
4.95%, 02/04/2031	$ 390,000	$ 381,592
5.35%, 05/04/2033	577,000	561,697
5.38%, 09/27/2054	77,000	59,561
5.70%, 02/04/2036	178,000	171,145
6.00%, 08/03/2055	375,000	314,393
6.55%, 02/04/2046	230,000	214,580
6.70%, 02/04/2056	350,000	324,836
6.85%, 02/04/2066	290,000	266,603
Ovintiv, Inc.
6.25%, 07/15/2033	162,000	170,930
6.50%, 02/01/2038	51,000	53,431
Pacific Gas & Electric Co.
3.25%, 06/01/2031	415,000	382,771
4.40%, 03/01/2032	121,000	116,541
4.45%, 04/15/2042	326,000	268,516
4.50%, 07/01/2040	416,371	355,306
4.55%, 07/01/2030	206,830	204,027
4.60%, 06/15/2043	333,000	273,990
5.55%, 05/15/2029	321,000	328,624
6.00%, 05/01/2056	75,000	71,178
6.10%, 01/15/2029	136,000	140,730
6.15%, 01/15/2033	83,000	86,785
PacifiCorp
2.90%, 06/15/2052	78,000	44,367
PECO Energy Co.
2.80%, 06/15/2050	266,000	164,424
Pfizer, Inc.
4.88%, 11/15/2035	290,000	287,104
PG&E Corp.
Fixed until 12/15/2029, 7.38% (A), 03/15/2055	318,000	320,040
Philip Morris International, Inc.
3.88%, 08/21/2042	253,000	203,030
4.63%, 10/29/2035	855,000	822,485
4.75%, 11/01/2031	465,000	467,114
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/2050	202,000	136,197
Pioneer Natural Resources Co.
2.15%, 01/15/2031	768,000	692,114
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	295,000	295,956
PNC Financial Services Group, Inc.
Fixed until 09/15/2026 (E), 3.40% (A)	11,000	10,826
Fixed until 07/21/2035, 5.37% (A), 07/21/2036	125,000	125,546
Fixed until 01/25/2036, 5.42% (A), 01/25/2041	275,000	269,403
Fixed until 01/22/2034, 5.68% (A), 01/22/2035	216,000	222,201
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	189,000	208,802
Prologis LP
5.25%, 05/15/2035 (C)	85,000	86,400
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prudential Financial, Inc.
Fixed until 12/15/2033, 6.50% (A), 03/15/2054	$ 184,000	$ 188,480
Public Service Co. of Colorado
2.70%, 01/15/2051	132,000	78,057
4.30%, 03/15/2044	185,000	153,872
4.50%, 06/01/2052	125,000	101,674
Public Service Co. of Oklahoma
5.45%, 01/15/2036	725,000	729,651
Puget Energy, Inc.
5.73%, 03/15/2035	422,000	425,070
Puget Sound Energy, Inc.
5.64%, 04/15/2041	199,000	196,751
Qnity Electronics, Inc.
5.75%, 08/15/2032 (B)	156,000	156,186
Quanta Services, Inc.
2.90%, 10/01/2030	103,000	95,538
4.50%, 01/15/2031	435,000	431,456
5.10%, 08/09/2035	260,000	256,429
5.25%, 08/09/2034	526,000	529,150
Quest Diagnostics, Inc.
4.60%, 12/15/2027	75,000	75,336
5.00%, 12/15/2034	698,000	693,232
Realty Income Corp.
4.75%, 04/15/2033 (F)	275,000	271,263
Regal Rexnord Corp.
6.05%, 04/15/2028	361,000	370,260
6.40%, 04/15/2033	147,000	155,377
Regency Centers LP
2.95%, 09/15/2029	194,000	184,917
Roper Technologies, Inc.
4.45%, 09/15/2030	100,000	98,479
4.50%, 10/15/2029	166,000	165,038
4.75%, 02/15/2032	91,000	89,922
RTX Corp.
3.13%, 07/01/2050	114,000	74,963
S&P Global, Inc.
2.30%, 08/15/2060	184,000	88,891
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	329,000	327,634
4.50%, 05/15/2030	295,000	292,858
Salesforce, Inc.
2.70%, 07/15/2041	250,000	170,261
San Diego Gas & Electric Co.
2.95%, 08/15/2051	222,000	139,406
3.32%, 04/15/2050	65,000	43,618
4.30%, 04/01/2042	37,000	31,458
5.20%, 03/15/2036	75,000	74,790
5.35%, 04/01/2053	299,000	275,074
5.40%, 04/15/2035	410,000	416,949
Shell Finance U.S., Inc.
5.13%, 10/15/2041 (B)	210,000	200,835
Sierra Pacific Power Co.
Fixed until 09/16/2030, 6.20% (A), 12/15/2055	155,000	150,756
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Simon Property Group LP
5.13%, 10/01/2035	$ 403,000	$ 403,634
Solventum Corp.
5.45%, 03/13/2031	270,000	277,012
5.60%, 03/23/2034	856,000	875,098
Sonoco Products Co.
4.60%, 09/01/2029	241,000	240,302
5.00%, 09/01/2034 (C)	239,000	233,782
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	141,000	141,567
5.03%, 10/01/2029	403,000	405,596
Southern California Edison Co.
2.95%, 02/01/2051	196,000	117,543
3.60%, 02/01/2045	168,000	119,365
3.65%, 03/01/2028	185,000	182,067
5.20%, 06/01/2034	444,000	440,698
5.25%, 03/15/2030	189,000	191,844
5.70%, 03/01/2053	69,000	63,345
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	121,000	106,137
3.15%, 09/30/2051	282,000	180,680
5.75%, 09/15/2033	135,000	140,299
Southern Power Co.
4.25%, 10/01/2030	137,000	135,232
4.90%, 10/01/2035	682,000	659,560
5.15%, 09/15/2041	329,000	309,441
5.25%, 07/15/2043	314,000	293,238
Sprint Capital Corp.
6.88%, 11/15/2028	327,000	345,740
State Street Corp.
Fixed until 09/15/2029 (E), 6.70% (A)(C)	432,000	443,894
Stellantis Finance U.S., Inc.
5.75%, 03/18/2030 (B)	230,000	228,749
6.45%, 03/18/2035 (B)	310,000	305,370
Synopsys, Inc.
4.85%, 04/01/2030	260,000	261,912
5.00%, 04/01/2032	126,000	127,093
5.15%, 04/01/2035	225,000	225,430
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	80,000	81,753
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (B)	610,000	683,967
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	66,000	61,842
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	185,000	209,471
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	48,812
5.50%, 09/01/2041	275,000	237,009
5.88%, 11/15/2040	108,000	97,873
6.55%, 05/01/2037	316,000	318,590
T-Mobile USA, Inc.
2.63%, 02/15/2029	597,000	567,822
3.30%, 02/15/2051	455,000	297,788
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
T-Mobile USA, Inc. (continued)
3.88%, 04/15/2030	$ 263,000	$ 256,128
5.13%, 05/15/2032	319,000	323,581
6.70%, 12/15/2033	272,000	299,505
Truist Financial Corp.
Fixed until 10/23/2035, 4.96% (A), 10/23/2036	330,000	319,640
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	659,000	657,228
Trustees of Boston University
3.17%, 10/01/2050	282,000	184,421
U.S. Bancorp
Fixed until 01/23/2034, 5.68% (A), 01/23/2035	178,000	183,849
Fixed until 06/10/2033, 5.84% (A), 06/12/2034	287,000	299,551
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	380,000	376,781
4.80%, 09/15/2035	300,000	291,106
UDR, Inc.
4.40%, 01/26/2029	149,000	148,537
5.13%, 09/01/2034	415,000	411,820
Union Electric Co.
5.20%, 04/01/2034	370,000	375,874
5.25%, 01/15/2054	178,000	163,659
United Airlines Pass-Through Trust
2.88%, 04/07/2030	328,809	317,171
5.88%, 08/15/2038	339,248	348,561
UnitedHealth Group, Inc.
2.75%, 05/15/2040	167,000	121,470
3.05%, 05/15/2041	86,000	63,752
3.25%, 05/15/2051	194,000	127,799
3.50%, 08/15/2039	539,000	435,955
5.35%, 02/15/2033	66,000	67,761
5.38%, 04/15/2054	44,000	40,462
University of Miami
4.06%, 04/01/2052	272,000	211,179
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (B)	437,000	415,385
4.13%, 08/15/2031 (B)	110,000	102,037
6.25%, 01/15/2030 (B)	340,000	347,759
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036 (B)	52,000	55,076
Veralto Corp.
5.35%, 09/18/2028	314,000	320,893
Verisk Analytics, Inc.
4.45%, 03/15/2031	245,000	240,925
Verizon Communications, Inc.
1.75%, 01/20/2031	929,000	814,470
5.40%, 07/02/2037	547,000	545,005
Virginia Electric & Power Co.
2.45%, 12/15/2050	274,000	152,728
4.65%, 08/15/2043	195,000	169,341
5.70%, 08/15/2053	71,000	68,736
Vistra Operations Co. LLC
4.60%, 10/15/2030 (B)	67,000	65,673
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Vistra Operations Co. LLC (continued)
5.25%, 10/15/2035 (B)	$ 161,000	$ 156,351
5.35%, 01/31/2036 (B)	795,000	777,664
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (B)	200,000	199,414
5.80%, 03/27/2035 (B)	245,000	244,856
Wells Fargo & Co.
Fixed until 01/23/2036, 4.96% (A), 01/23/2037	1,203,000	1,171,893
Fixed until 04/23/2030, 5.15% (A), 04/23/2031	2,113,000	2,149,103
Fixed until 01/24/2030, 5.24% (A), 01/24/2031	580,000	591,241
Fixed until 07/25/2033, 5.56% (A), 07/25/2034	640,000	655,914
Fixed until 06/15/2031 (E), 6.13% (A)	327,000	328,231
Western Midstream Operating LP
5.45%, 04/01/2044	131,000	116,536
WP Carey, Inc.
2.40%, 02/01/2031	403,000	360,590
2.45%, 02/01/2032	283,000	246,431
Zimmer Biomet Holdings, Inc.
5.50%, 02/19/2035 (C)	209,000	213,335
Zoetis, Inc.
2.00%, 05/15/2030	427,000	387,844
4.70%, 02/01/2043	124,000	110,574
		160,083,490
Total Corporate Debt Securities (Cost $200,528,136)		196,750,155
U.S. GOVERNMENT OBLIGATIONS - 17.2%
U.S. Treasury - 17.2%
U.S. Treasury Bonds
1.13%, 05/15/2040	300	189
1.88%, 02/15/2051	384,000	213,225
2.25%, 02/15/2052	1,520,000	916,037
2.38%, 05/15/2051	1,535,000	960,274
2.88%, 05/15/2043 - 05/15/2052	1,930,000	1,420,427
3.00%, 08/15/2052	660,000	469,167
3.13%, 02/15/2043	1,780,000	1,425,182
3.63%, 08/15/2043	1,010,000	862,564
3.88%, 05/15/2043	1,710,000	1,515,554
4.00%, 11/15/2052	862,300	740,871
4.13%, 08/15/2044	4,475,000	4,060,014
4.25%, 02/15/2054 - 08/15/2054	9,564,000	8,566,384
4.38%, 05/15/2040	125,000	121,411
4.50%, 02/15/2044 - 11/15/2054	3,870,000	3,678,769
4.63%, 11/15/2044	4,005,000	3,875,307
4.75%, 05/15/2055	55,000	53,554
U.S. Treasury Bonds, Principal Only STRIPS
11/15/2026 - 11/15/2040 (C)	3,735,000	2,431,569
08/15/2031 - 08/15/2041	21,700,000	16,238,539
U.S. Treasury Notes
1.13%, 10/31/2026 (G)	3,440,000	3,387,647
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
1.25%, 04/30/2028 - 06/30/2028	$ 3,835,000	$ 3,626,723
1.38%, 10/31/2028	16,335,000	15,361,281
1.63%, 10/31/2026 - 08/15/2029	940,000	926,007
1.75%, 12/31/2026	130,000	128,077
2.00%, 11/15/2026	245,000	242,350
2.25%, 02/15/2027	185,000	182,599
2.50%, 03/31/2027	2,291,000	2,264,081
2.63%, 05/31/2027	20,942,000	20,658,138
2.88%, 05/15/2028	355,000	348,247
3.50%, 09/30/2027 (G)	100,000	99,512
3.50%, 02/28/2031	2,500,000	2,451,562
3.88%, 05/31/2027 (G)	520,000	520,345
4.13%, 01/31/2027 (G)	5,081,700	5,097,382
4.13%, 09/30/2027 - 11/30/2029	35,485,000	35,767,002
4.25%, 11/30/2026	1,620,000	1,625,395
U.S. Treasury STRIPS
Zero Coupon, 02/15/2037 - 08/15/2037	507,000	304,260
		140,539,645
U.S. Treasury Inflation-Protected Securities - 0.0% *
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	75,737	78,557
		78,557
Total U.S. Government Obligations (Cost $144,552,368)		140,618,202
ASSET-BACKED SECURITIES - 2.0%
United States - 2.0%
American Credit Acceptance Receivables Trust Series 2024-4, Class D, 5.34%, 08/12/2031 (B)	193,000	194,067
AMSR Trust
Series 2026-SFR1, Class A, 3.78%, 04/17/2031	375,000	352,107

Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (B)	725,000	707,662
Aqua Finance Issuer Trust
Series 2025-B, Class A, 4.79%, 05/17/2051 (B)	259,943	261,046

Series 2025-A, Class A, 5.25%, 12/19/2050 (B)	306,219	309,960

Bridge Trust Series 2025-SFR1, Class B, 4.20%, 09/17/2042 (B)	404,375	383,436
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C, 4.44%, 11/17/2031	136,000	134,860

Series 2025-4, Class C, 4.80%, 08/15/2031	124,000	123,711

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)

Capital One Multi-Asset Execution Trust Series 2025-A3, Class A, 4.65%, 10/15/2037	$ 904,000	$ 892,504
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 07/15/2031 (B)	390,000	392,654
COOPR Residential Mortgage Trust
Series 2025-CES3, Class A1A, 4.84% (A), 09/25/2060 (B)	607,150	602,518

Series 2025-CES1, Class A1A, 5.65% (A), 05/25/2060 (B)	348,079	349,956

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (B)	43,632	43,551
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B, 4.87%, 01/15/2036 (B)	195,000	195,355

Series 2025-1A, Class C, 5.71%, 07/16/2035 (B)	760,000	767,709
Foundation Finance Trust
Series 2025-3A, Class A, 4.56%, 08/15/2052 (B)	340,532	337,852

Series 2025-1A, Class A, 4.95%, 04/15/2050 (B)	330,776	331,434

GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A4, 4.58%, 01/15/2032 (B)	193,000	194,670
GreenSky Home Improvement Issuer Trust Series 2025-2A, Class A3, 5.02%, 06/25/2060 (B)	135,000	136,479
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 04/20/2032 (B)	600,000	580,136

Series 2025-2A, Class A, 4.78%, 10/20/2034 (B)	1,030,000	1,027,607

Series 2025-1A, Class C, 5.68%, 09/20/2034 (B)	230,000	231,949

Mariner Finance Issuance Trust Series 2025-BA, Class A, 4.59%, 11/22/2038 (B)	346,000	344,299
NMEF Funding LLC Series 2025-B, Class A2, 4.64%, 01/18/2033 (B)	400,305	401,556
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (B)	641,362	636,265
OneMain Financial Issuance Trust Series 2020-2A, Class B, 2.21%, 09/14/2035 (B)	465,000	450,355
Oportun Issuance Trust
Series 2026-A, Class B, 5.06%, 01/09/2034 (B)	390,000	389,031

Series 2025-D, Class C, 5.80%, 02/08/2033 (B)	179,000	179,163

P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026	770,392	762,303
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Progress Residential Trust
Series 2025-SFR2, Class A, 3.31%, 04/17/2042 (B)	$ 546,578	$ 515,015

Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (B)	400,000	378,191
RCKT Mortgage Trust
Series 2026-CES2, Class A1A, 4.76% (A), 02/25/2056 (B)	459,731	454,671

Series 2025-CES9, Class A1A, 4.80% (A), 09/25/2055 (B)	401,662	398,278

Series 2025-CES11, Class A1A, 4.97% (A), 11/25/2055 (B)	312,606	310,828

Series 2025-CES12, Class A1A, 5.03% (A), 11/25/2055 (B)	434,661	432,587

Research-Driven Pagaya Motor Trust Series 2025-5A, Class A3, 4.84%, 06/26/2034 (B)	500,000	500,299
Santander Drive Auto Receivables Trust
Series 2025-3, Class C, 4.68%, 09/15/2031	205,000	205,292

Series 2024-4, Class D, 5.32%, 12/15/2031	200,000	201,698
SCF Equipment Leasing LLC
Series 2025-2A, Class A3, 4.33%, 06/20/2036 (B)	505,000	502,504

Series 2025-1A, Class B, 5.23%, 09/20/2034 (B)	667,000	684,386

Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class B, 4.93%, 04/20/2044 (B)	140,320	140,173
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 09/25/2047 (B)	115,641	114,966
Westlake Automobile Receivables Trust Series 2024-1A, Class D, 6.02%, 10/15/2029 (B)	134,000	136,462
Total Asset-Backed Securities (Cost $16,657,396)		16,689,545
MORTGAGE-BACKED SECURITIES - 0.5%
United States - 0.5%
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.42% (A), 04/25/2028 (B)	1,441,000	1,378,652

LHOME Mortgage Trust
Series 2026-RTL1, Class A1, 4.91% (A), 01/25/2041 (B)	143,000	142,452

MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (B)	1,230,000	1,094,700

PRM7 Trust
Series 2025-PRM7, Class A, 4.36% (A), 11/10/2042 (B)	496,000	484,366

ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (B)	441,393	448,715

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, 1-Month Term SOFR + 1.74%, 5.41% (A), 05/15/2039 (B)	$ 246,000	$ 245,605
		3,794,490
Total Mortgage-Backed Securities (Cost $4,089,960)		3,794,490
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Israel - 0.1%
Israel Government International Bonds
5.63%, 02/19/2035	685,000	696,546
Mexico - 0.2%
Mexico Government International Bonds
3.77%, 05/24/2061	205,000	122,334
4.28%, 08/14/2041	200,000	156,350
4.50%, 01/31/2050	265,000	194,484
4.75%, 03/08/2044	234,000	187,516
5.63%, 09/22/2035	667,000	645,322
6.00%, 05/07/2036	247,000	245,308
6.34%, 05/04/2053	350,000	325,237
		1,876,551
Panama - 0.1%
Panama Government International Bonds
4.50%, 04/16/2050	200,000	151,710
5.23%, 02/23/2034	367,000	353,788
		505,498
Total Foreign Government Obligations (Cost $3,415,368)		3,078,595
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bills 4.31% (H), 06/30/2026 (G)	630,000	624,336
Total Short-Term U.S. Government Obligation (Cost $624,363)		624,336

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (H)	3,048,635	3,048,635
Total Other Investment Company (Cost $3,048,635)		3,048,635
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp.,
1.35% (H), dated 03/31/2026, to be
repurchased at $26,677,452 on 04/01/2026.
Collateralized by a U.S. Government
Obligation, 3.75%, due 06/30/2027, and
with a value of $27,210,195.
$ 26,676,451	$ 26,676,451
Total Repurchase Agreement (Cost $26,676,451)	26,676,451
Total Investments (Cost $797,404,920)	813,028,972
Net Other Assets (Liabilities) - 0.4%	3,585,532
Net Assets - 100.0%	$ 816,614,504
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	216	06/30/2026	$44,925,613	$44,808,187	$—	$(117,426)
10-Year U.S. Treasury Notes	566	06/18/2026	64,013,410	62,852,531	—	(1,160,879)
30-Year U.S. Treasury Bonds	117	06/18/2026	13,741,040	13,323,375	—	(417,665)
AUD Currency	151	06/15/2026	10,821,702	10,392,575	—	(429,127)
E-Mini Russell 1000® Index	31	06/18/2026	6,900,666	6,704,990	—	(195,676)
Euro-BTP Italy Government Bonds	134	06/08/2026	18,575,377	18,009,903	—	(565,474)
S&P 500® E-Mini Index	12	06/18/2026	4,011,796	3,942,450	—	(69,346)
TOPIX Index	35	06/11/2026	8,014,295	7,727,545	—	(286,750)
U.K. Gilt	206	06/26/2026	25,244,996	23,936,970	—	(1,308,026)
Total					$—	$(4,550,369)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(51)	06/30/2026	$(5,492,000)	$(5,517,164)	$—	$(25,164)
10-Year Australia Treasury Bonds	(83)	06/15/2026	(6,216,667)	(6,170,613)	46,054	—
10-Year Japan Government Bonds	(33)	06/15/2026	(27,412,160)	(27,095,744)	316,416	—
10-Year U.S. Treasury Ultra Notes	(111)	06/18/2026	(12,815,051)	(12,600,234)	214,817	—
CHF Currency	(39)	06/15/2026	(6,325,312)	(6,141,525)	183,787	—
DJ U.S. Real Estate Index	(124)	06/18/2026	(4,595,155)	(4,461,520)	133,635	—
E-Mini Russell 1000® Index	(62)	06/18/2026	(6,595,258)	(6,560,530)	34,728	—
GBP Currency	(75)	06/15/2026	(6,292,826)	(6,199,687)	93,139	—
German Euro Bund	(164)	06/08/2026	(24,190,777)	(23,768,858)	421,919	—
JPY Currency	(26)	06/15/2026	(2,065,846)	(2,058,550)	7,296	—
MSCI EAFE Index	(34)	06/19/2026	(4,987,903)	(4,931,870)	56,033	—
U.S. Treasury Ultra Bonds	(28)	06/18/2026	(3,293,926)	(3,263,750)	30,176	—
Total					$1,538,000	$(25,164)
Total Futures Contracts					$1,538,000	$(4,575,533)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	26.5%	$215,402,744
U.S. Government Obligations	17.3	140,618,202
Banks	8.6	70,150,274
Electric Utilities	3.6	29,619,282
Oil, Gas & Consumable Fuels	3.6	29,376,670
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	3.4%	$27,479,327
Asset-Backed Securities	2.0	16,689,545
Insurance	1.7	13,830,249
Pharmaceuticals	1.7	13,772,903
Software	1.5	12,192,398
Food Products	1.4	11,315,077
Financial Services	1.3	10,687,566
Interactive Media & Services	1.2	9,527,561
Health Care Providers & Services	1.1	8,658,636
Capital Markets	1.0	7,986,955
Biotechnology	1.0	7,758,017
Aerospace & Defense	0.9	7,700,313
Communications Equipment	0.9	7,679,186
Technology Hardware, Storage & Peripherals	0.9	7,386,371
Automobiles	0.9	7,337,414
Commercial Services & Supplies	0.8	6,647,564
Hotels, Restaurants & Leisure	0.8	6,223,937
Broadline Retail	0.7	6,004,506
Machinery	0.7	5,980,854
Specialty Retail	0.7	5,537,855
Metals & Mining	0.7	5,380,501
Internet & Catalog Retail	0.7	5,364,710
Health Care Equipment & Supplies	0.6	4,890,840
Media	0.6	4,820,138
Entertainment	0.5	4,084,346
Consumer Staples Distribution & Retail	0.5	3,976,182
Mortgage-Backed Securities	0.5	3,794,490
IT Services	0.5	3,696,011
Foreign Government Obligations	0.4	3,078,595
Diversified Telecommunication Services	0.4	2,999,331
Diversified REITs	0.3	2,705,911
Electrical Equipment	0.3	2,692,765
Electronic Equipment, Instruments & Components	0.3	2,632,851
Containers & Packaging	0.3	2,572,036
Chemicals	0.3	2,568,066
Industrial Conglomerates	0.3	2,463,796
Textiles, Apparel & Luxury Goods	0.3	2,370,183
Construction & Engineering	0.3	2,368,468
Building Products	0.3	2,281,845
Specialized REITs	0.3	2,213,859
Passenger Airlines	0.3	2,213,088
Retail REITs	0.3	2,109,710
Tobacco	0.2	1,984,813
Household Durables	0.2	1,910,733
Consumer Finance	0.2	1,794,197
Residential REITs	0.2	1,655,372
Energy Equipment & Services	0.2	1,577,754
Transportation Infrastructure	0.2	1,567,671
Beverages	0.2	1,561,239
Professional Services	0.2	1,374,198
Life Sciences Tools & Services	0.2	1,372,493
Multi-Utilities	0.2	1,356,973
Real Estate Management & Development	0.1	1,217,539
Health Care REITs	0.1	1,133,225
Trading Companies & Distributors	0.1	1,045,936
Ground Transportation	0.1	1,010,277
Automobile Components	0.1	975,035
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Gas Utilities	0.1%	$820,813
Personal Care Products	0.1	785,162
Air Freight & Logistics	0.1	536,407
Household Products	0.1	477,085
Office REITs	0.1	459,841
Independent Power & Renewable Electricity Producers	0.1	448,481
Construction Materials	0.0 *	327,895
Industrial REITs	0.0 *	272,786
Hotel & Resort REITs	0.0 *	172,497
Investments	96.3	782,679,550
Short-Term Investments	3.7	30,349,422
Total Investments	100.0%	$ 813,028,972
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$215,402,744	$—	$215,402,744
Common Stocks	148,697,944	57,647,875	—	206,345,819
Corporate Debt Securities	—	196,750,155	—	196,750,155
U.S. Government Obligations	—	140,618,202	—	140,618,202
Asset-Backed Securities	—	16,689,545	—	16,689,545
Mortgage-Backed Securities	—	3,794,490	—	3,794,490
Foreign Government Obligations	—	3,078,595	—	3,078,595
Short-Term U.S. Government Obligation	—	624,336	—	624,336
Other Investment Company	3,048,635	—	—	3,048,635
Repurchase Agreement	—	26,676,451	—	26,676,451
Total Investments	$151,746,579	$661,282,393	$—	$813,028,972
Other Financial Instruments
Futures Contracts (J)	$1,538,000	$—	$—	$1,538,000
Total Other Financial Instruments	$1,538,000	$—	$—	$1,538,000
LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(4,575,533)	$—	$—	$(4,575,533)
Total Other Financial Instruments	$(4,575,533)	$—	$—	$(4,575,533)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $66,225,002, representing 8.1% of the
Portfolio's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $4,204,493, collateralized by cash collateral of $3,048,635 and non-cash collateral, such as U.S. government securities of $1,279,364. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Non-income producing security.
(E)	Perpetual maturity. The date displayed is the next call date.
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $5,406,454.
(H)	Rate disclosed reflects the yield at March 31, 2026.
(I)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMT	Constant Maturity Treasury
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust